PROPERTY, PLANT AND EQUIPMENT - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 29,591,314	R$ 22,880,530
Impairment of assets (Note 29.2)	(1,591,369)	(199,627)
Balance, end of the year	R$ 30,640,833	R$ 29,591,314	R$ 22,880,530
Average rate of capitalized interest	13.80%	11.40%	13.10%
Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 71,643,524	R$ 58,259,431	R$ 55,180,381
Additions	6,144,522	6,183,088	5,683,497
Assets retirement obligation			21,310
Capitalized interest	227,093	125,729	54,374
Disposals	(641,889)	(638,645)	(405,516)
Acquisition of company	469,653	336,763
Impairment of assets (Note 29.2)	(1,591,369)	(199,627)
Foreign exchange effect	(2,660,962)	7,576,785	(2,274,615)
Balance, end of the year	73,590,572	71,643,524	58,259,431
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(42,052,210)	(35,378,901)	(34,757,647)
Depreciation	(2,991,973)	(2,484,443)	(2,450,197)
Disposals	489,327	622,206	347,004
Foreign exchange effect	1,605,117	(4,811,072)	1,481,939
Balance, end of the year	(42,949,739)	(42,052,210)	(35,378,901)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	5,691,083	4,804,154
Balance, end of the year	5,693,362	5,691,083	4,804,154
Land and buildings | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	12,744,122	10,873,391	10,430,215
Additions	31,710	29,238	93,945
Assets retirement obligation			21,310
Transfers	1,030,723	724,304	708,827
Disposals	(82,964)	(21,812)	(33,995)
Acquisition of company	34,340	65,290
Impairment of assets (Note 29.2)	(344,348)	(28,032)
Foreign exchange effect	(512,033)	1,101,743	(346,911)
Balance, end of the year	12,901,550	12,744,122	10,873,391
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(7,053,039)	(6,069,237)	(5,716,422)
Depreciation	(462,279)	(427,553)	(542,419)
Transfers		924	30
Disposals	27,301	10,421	17,558
Foreign exchange effect	279,829	(567,594)	172,016
Balance, end of the year	(7,208,188)	(7,053,039)	(6,069,237)
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	13,544,727	11,096,111
Balance, end of the year	14,470,364	13,544,727	11,096,111
Machines, equipment, and installations | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	47,362,045	39,079,732	38,638,694
Additions	356,596	163,145	211,267
Transfers	4,407,066	2,541,877	2,335,980
Disposals	(447,211)	(223,378)	(344,697)
Acquisition of company	395,322	114,819
Impairment of assets (Note 29.2)	(1,183,250)	(143,669)
Foreign exchange effect	(1,971,503)	5,829,519	(1,761,512)
Balance, end of the year	48,919,065	47,362,045	39,079,732
Machines, equipment, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(33,817,318)	(27,983,621)	(27,719,696)
Depreciation	(2,332,157)	(1,922,750)	(1,773,479)
Transfers		(814)	(143)
Disposals	409,819	219,650	307,113
Foreign exchange effect	1,290,955	(4,129,783)	1,202,584
Balance, end of the year	(34,448,701)	(33,817,318)	(27,983,621)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	182,298	157,850
Balance, end of the year	195,225	182,298	157,850
Data electronic equipment | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	890,127	1,087,109	1,022,633
Additions	14,547	5,045	15,337
Transfers	84,994	58,097	96,450
Disposals	(4,139)	(360,827)	(5,598)
Acquisition of company	2,390
Impairment of assets (Note 29.2)	(2,218)	(711)
Foreign exchange effect	(27,970)	101,414	(41,713)
Balance, end of the year	957,731	890,127	1,087,109
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(707,829)	(929,259)	(918,769)
Depreciation	(91,877)	(76,514)	(62,072)
Transfers		(135)	113
Disposals	3,339	360,770	5,597
Foreign exchange effect	33,861	(62,691)	45,872
Balance, end of the year	(762,506)	(707,829)	(929,259)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	8,600,123	5,516,550
Balance, end of the year	8,660,488	8,600,123	5,516,550
Property, plant and equipment under construction | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	8,600,123	5,516,550	3,714,681
Additions	5,544,539	5,720,273	5,097,397
Capitalized interest	227,093	125,729	54,374
Transfers	(5,540,035)	(3,352,066)	(3,238,470)
Disposals	(19,910)	(899)	(2,739)
Acquisition of company	42,780	123,818
Impairment of assets (Note 29.2)	(47,814)
Foreign exchange effect	(146,288)	466,718	(108,693)
Balance, end of the year	8,660,488	8,600,123	5,516,550
Others
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,573,083	1,305,865
Balance, end of the year	1,621,394	1,573,083	1,305,865
Others | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	2,047,107	1,702,649	1,374,158
Additions	197,130	265,387	265,551
Transfers	17,252	27,788	97,213
Disposals	(87,665)	(31,729)	(18,487)
Acquisition of company	(5,179)	32,836
Impairment of assets (Note 29.2)	(13,739)	(27,215)
Foreign exchange effect	(3,168)	77,391	(15,786)
Balance, end of the year	2,151,738	2,047,107	1,702,649
Others | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(474,024)	(396,784)	(402,760)
Depreciation	(105,660)	(57,626)	(72,227)
Transfers		25
Disposals	48,868	31,365	16,736
Foreign exchange effect	472	(51,004)	61,467
Balance, end of the year	R$ (530,344)	R$ (474,024)	R$ (396,784)